CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
ASSETS
Cash and cash equivalents		$ 203,882	$ 144,729
Cryptocurrencies		24,916	15,371
Trade receivables		19,324	17,277
Amounts due from a related party		6,248	187
Mining machines		55,126	63,477
Prepayments and other assets		126,077	97,433
Financial assets at fair value through profit or loss		41,739	37,775
Restricted cash		9,144	9,538
Right-of-use assets		67,440	58,626
Property, plant and equipment		196,749	154,860
Investment properties		32,118	34,346
Intangible assets		26,975	4,777
Goodwill		14,451	0
Deferred tax assets		3,526	991
TOTAL ASSETS		827,715	639,387
LIABILITIES
Trade payables		36,166	32,484
Other payables and accruals		33,570	32,151
Amounts due to a related party		3,380	33
Income tax payables		6,604	3,367
Derivative liabilities		25,336	0
Deferred revenue		87,104	144,337
Deferred revenue from a related party		32,777	0
Borrowings		37,828	22,618
Lease liabilities	[1]	79,362	70,211
Deferred tax liabilities		6,189	1,620
TOTAL LIABILITIES		348,316	306,821
NET ASSETS		479,399	332,566
EQUITY
Share capital	[2]	0	0
Treasury shares		0	(2,604)
Accumulated deficit		(66,990)	(49,853)
Reserves		546,389	385,023
TOTAL EQUITY		$ 479,399	$ 332,566

[1]	Lease liabilities in amount of approximately US$4.0 million and US$4.6 million was related to the leasehold land included in the investment properties as of June 30, 2024 and December 31, 2023. See Note 15.
[2]	Amount less than US$1,000